Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payable		¥ 9,312	$ 1,283	¥ 1,740
Accrued expenses	[1]	9,057	1,249	5,762
Payable for property and equipment		2,301	318
Other payables		4,089	564	33
Total		¥ 24,759	$ 3,414	¥ 7,535

[1]	the accrued expenses mainly consist of accrued professional fees.